STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2012
Warrant term				5 years
Cash exercise price percentage			93.75%	93.75%
Employee And Consultant [Member]
Warrant term			5 years
Warrant [Member]
Warrant term	5 years
Exercise price percentage	93.75%
Warrants issued	1,720,313	269,231
Estimated fair value of warrants issued	$ 0	$ 1,467	$ 1,672	$ 164,196
Proceeds from issuance of Preferred stock, shares			527,731	4,210,960
Restricted Stock Units (RSUs) [Member]
Restricted stock units
Stock-based compensation, unamortized	$ 0
Share-Based Payment Arrangement, Expense			$ 0
2011 Incentive Stock Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance					500,000